Income Taxes (Details) ₪ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 ILS (₪)
Income Taxes [Line Items]
Net operating loss carry forwards		$ 9.9		₪ 36.5
Taxable income percentage	80.00%
Increase in deferred tax valuation allowance		7.9	$ 0.1
Israel Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		0.3		₪ 1.1
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		32.8
Increase in deferred tax valuation allowance		9.9	$ 2.0
Internal Revenue Service (IRS) [Member] | Prior To 2018 [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		$ 32.0
Internal Revenue Service (IRS) [Member] | After January 1, 2018 [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 0.8